Consolidation of Variable Interest Entities - Schedule of Assets, Liabilities and Non-controlling Interest Related to Strike (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets	$ 63,686	$ 177,352	$ 422,358
Liabilities	55,171	95,720	318,073
Non-controlling interest	$ (460,101)	$ (440,883)	$ (424,081)